Form N-CSR Cover	6 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026